Long-term debt-Principal payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 94,259
2016	185,259
2017	227,259
2018	557,946
2019	60,396
2020 and thereafter	296,131
Total	$ 1,421,250	$ 1,519,941